THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — "A" SHARES
Banks — 4.2%
China Merchants Bank Co., Ltd. — A	1,053,247	$4,765,890
Beverages — 4.6%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	58,200	1,482,050
Wuliangye Yibin Co., Ltd. — A	214,296	3,756,507
		5,238,557
Capital Markets — 1.4%
East Money Information Co., Ltd. — A	435,480	671,183
Hithink RoyalFlush Information Network Co., Ltd. — A	59,600	880,933
		1,552,116
Chemicals — 2.8%
Nanjing Cosmos Chemical Co., Ltd. — A	238,900	1,081,667
Wanhua Chemical Group Co., Ltd. — A	199,900	2,145,077
		3,226,744
Communications Equipment — 1.0%
Suzhou TFC Optical Communication Co., Ltd. — A	82,340	1,149,667
Electrical Equipment — 4.6%
Contemporary Amperex Technology Co., Ltd. — A	100,640	2,586,087
Hongfa Technology Co., Ltd. — A	392,600	1,488,158
Sichuan Injet Electric Co., Ltd. — A	63,800	331,796
Sungrow Power Supply Co., Ltd. — A	96,600	918,852
		5,324,893
Electronic Equipment, Instruments & Components — 3.3%
Foxconn Industrial Internet Co., Ltd. — A*	466,300	1,552,286
Luxshare Precision Industry Co., Ltd. — A	235,000	1,243,827
SUPCON Technology Co., Ltd. — A	196,380	1,027,167
		3,823,280
Food Products — 2.5%
Anjoy Foods Group Co., Ltd. — A	163,600	1,793,153
Guangdong Haid Group Co., Ltd. — A	182,700	1,108,978
		2,902,131
Health Care Equipment & Supplies — 1.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	36,600	1,299,952
Health Care Providers & Services — 0.8%
Aier Eye Hospital Group Co., Ltd. — A	562,600	860,100
Household Durables — 1.5%
Midea Group Co., Ltd. — A	200,229	1,763,742
Insurance — 2.0%
Ping An Insurance Group Co., of China Ltd. — A	383,500	2,255,902
Machinery — 1.7%
Neway Valve Suzhou Co., Ltd. — A	477,800	1,182,591
Yutong Bus Co., Ltd. — A	254,600	789,069
		1,971,660

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — "A" SHARES (continued)
Media — 0.5%
Focus Media Information Technology Co., Ltd. — A	684,000		$548,768
Semiconductors & Semiconductor Equipment — 2.3%
NAURA Technology Group Co., Ltd. — A	18,902		897,158
Will Semiconductor Co., Ltd. Shanghai — A*	122,500		1,746,629
			2,643,787
Specialty Retail — 0.8%
China Tourism Group Duty Free Corp., Ltd. — A	99,700		944,452
TOTAL CHINA — "A" SHARES — (Cost $47,251,600)		35.1%	40,271,641

HONG KONG
Air Freight & Logistics — 1.0%
JD Logistics, Inc. 144A*	1,169,100		1,202,341
Biotechnology — 1.0%
Innovent Biologics, Inc. 144A*	235,500		1,166,494
Broadline Retail — 9.8%
Alibaba Group Holding, Ltd.	518,408		5,094,163
JD.com, Inc.	249,304		3,303,106
PDD Holdings, Inc. ADR*	22,028		2,839,189
			11,236,458
Capital Markets — 1.1%
Hong Kong Exchanges & Clearing, Ltd.	43,600		1,291,659
Entertainment — 1.3%
NetEase, Inc.	54,100		1,000,661
Tencent Music Entertainment Group ADR	32,049		454,455
			1,455,116
Ground Transportation — 1.8%
DiDi Global, Inc. ADR*	574,147		2,107,119
Hotels, Restaurants & Leisure — 7.3%
Galaxy Entertainment Group, Ltd.	397,000		1,669,322
Luckin Coffee, Inc. ADR(1)*	5,384		112,418
Meituan 144A*	330,750		4,618,599
Trip.com Group, Ltd. ADR*	24,218		1,029,992
Yum China Holdings, Inc.	29,678		897,463
			8,327,794
Household Durables — 1.4%
Man Wah Holdings, Ltd.	2,622,800		1,550,101
Interactive Media & Services — 13.2%
Baidu, Inc.*	90,150		1,000,009
Kuaishou Technology Co., Ltd. 144A*	260,900		1,462,660
Tencent Holdings, Ltd.	273,800		12,637,501
			15,100,170
Marine Transportation — 0.8%
Orient Overseas International, Ltd.	68,500		967,725

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Metals & Mining — 0.9%
MMG, Ltd.*	3,354,400		$1,044,232
Real Estate Management & Development — 4.1%
CIFI Holdings Group Co., Ltd.*	21,016,968		795,260
KE Holdings, Inc. ADR	188,500		2,610,725
Longfor Group Holdings, Ltd. 144A	764,000		994,128
Times China Holdings, Ltd.*	8,477,000		250,942
			4,651,055
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products, Ltd.	112,200		1,006,695
TOTAL HONG KONG — (Cost $62,517,351)		44.6%	51,106,959

HONG KONG — "H" SHARES
Banks — 6.0%
China Construction Bank Corp.	7,507,000		5,247,478
China Merchants Bank Co., Ltd.	377,000		1,563,401
			6,810,879
Beverages — 1.2%
Tsingtao Brewery Co., Ltd.	218,000		1,394,235
Capital Markets — 4.5%
China International Capital Corp., Ltd. 144A	1,992,800		2,225,602
China Merchants Securities Co., Ltd. 144A	1,472,200		1,171,231
CITIC Securities Co., Ltd.	1,188,125		1,788,324
			5,185,157
Health Care Providers & Services — 0.5%
Sinopharm Group Co., Ltd.	242,400		568,941
Insurance — 3.8%
China Life Insurance Co., Ltd.	1,296,000		1,800,056
Ping An Insurance Group Co., of China Ltd.	588,000		2,535,016
			4,335,072
Oil, Gas & Consumable Fuels — 3.2%
PetroChina Co., Ltd.	4,278,000		3,720,431
TOTAL HONG KONG — "H" SHARES — (Cost $24,402,739)		19.2%	22,014,715
TOTAL HONG KONG (INCLUDING "H" SHARES) — (Cost $86,920,090)		63.8%	73,121,674
TOTAL COMMON STOCK — (Cost $134,171,690)		98.9%	113,393,315

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 0.1%
Fidelity Investments Money Market Government Portfolio, 5.26%∞ (Cost $113,685)	113,685		$113,685
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $113,685)		0.1%	113,685

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 0.5%
Citibank - New York, 4.68%, 8/1/2024	USD	557,736		557,737
TOTAL SHORT TERM INVESTMENTS — (Cost $557,737)			0.5%	557,737
TOTAL INVESTMENTS — (Cost $134,843,112)			99.5%	114,064,737
OTHER ASSETS AND LIABILITIES			0.5%	581,938
NET ASSETS			100.0%	$114,646,675

Footnotes to Schedule of Investments

*	Denotes non-income producing security.

∞	Rate shown is the 7-day yield as of July 31, 2024.

(1)	A security (or a portion of the security) is on loan. As of July 31, 2024, the market value of securities loaned was $110,664. The loaned securities were secured with cash collateral of $113,685. Collateral is calculated based on prior day's prices.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these restricted securities amounted to $12,841,055, which represented 11.20% of net assets.

ADR — American Depositary Receipt

USD — United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2024 (unaudited)

NOTE A — Security Valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

☐	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

☐	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

☐	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$10,051,360	$103,341,955	$—	$113,393,315
Collateral For Securities On Loan	113,685	—	—	113,685
Short Term Investments	557,737	—	—	557,737
TOTAL INVESTMENTS	$10,722,782	$103,341,955	$—	$114,064,737

*	Please refer to the Schedule of Investments for additional security details.